Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Schedule of debt

		Outstanding at		Carrying value (at amortized cost) at		Fair value(1) at
	USD equivalent	December 31,	December 31,
	face value	2023 (in local	2023	December 31,	December 31,	December 31,	December 31,
($ in thousands)	at issuance	currency)	(in USD)	2023	2022	2023	2022
Burford Capital PLC
6.125% Bonds due 2024	$ 144,020	£-	$ -	$ -	$ 119,993	$ -	$ 116,381
5.000% Bonds due 2026	$ 225,803	£175,000	$ 223,073	$ 222,117	$ 209,466	$ 209,048	$ 186,186

Burford Capital Finance LLC
6.125% Bonds due 2025	$ 180,000	$ 180,000	$ 180,000	$ 179,432	$ 179,080	$ 175,797	$ 164,594

Burford Capital Global Finance LLC
6.250% Senior Notes due 2028	$ 400,000	$ 400,000	$ 400,000	$ 394,672	$ 393,430	$ 384,228	$ 358,608
6.875% Senior Notes due 2030	$ 360,000	$ 360,000	$ 360,000	$ 351,631	$ 350,301	$ 352,350	$ 321,314
9.250% Senior Notes due 2031	$ 400,000	$ 400,000	$ 400,000	$ 386,878	$ -	$ 424,568	$ -
Total debt			$ 1,563,073	$ 1,534,730	$ 1,252,270	$ 1,545,991	$ 1,147,083
1.

The Group’s outstanding indebtedness is held at amortized cost in the consolidated financial statements and these values represent the fair value equivalent amounts. The Group’s debt securities are classified as Level 2 within the fair value hierarchy.

Schedule of changes from cash flows and non-cash changes of debt issued, unamortized issuance costs and total finance costs

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	1,269,085	1,036,475
Debt issued, net of original issue discount	394,464	357,271
Debt issuance costs	(8,461)	(7,912)
Finance costs	99,135	77,389
Interest paid	(77,210)	(70,781)
Foreign exchange (gain)/loss	22,103	(43,446)
Debt extinguishment	(129,970)	(79,911)
At end of period	1,569,146	1,269,085

Debt payable	1,534,730	1,252,270
Debt interest payable	34,416	16,815
Total debt and interest payable	1,569,146	1,269,085

The table below sets forth unamortized issuance costs of the outstanding debt securities at the dates indicated.

	December 31,
($ in thousands)	2023	2022
6.125% Bonds due 2024	-	397
6.125% Bonds due 2025	568	920
5.000% Bonds due 2026	956	1,216
6.250% Senior Notes due 2028	5,328	6,570
6.875% Senior Notes due 2030	6,223	7,212
9.250% Senior Notes due 2031	7,932	-

The table below sets forth the components of total finance costs of the outstanding indebtedness for the periods indicated.

	Years ended December 31,
(S in thousands)	2023	2022	2021
Debt interest expense	94,605	74,116	56,454
Debt issuance costs incurred as finance costs	4,530	3,273	2,193
Total finance costs	99,135	77,389	58,647

Schedule of Total Assets, Third Party Indebtedness and Revenues Pursuant to Indentures Governing the 2028 Notes, the 2030 Notes and the 2031 Notes

	December 31,
($ in thousands)	2023	2022(1)
Company and its Restricted Subsidiaries
Total assets	4,922,451	3,643,013
Third-party indebtedness	1,534,730	1,252,270

Unrestricted Subsidiaries
Total assets	914,943	645,346
Third-party indebtedness	-	-
1.	The comparative data at December 31, 2022 in the table above has been amended to correct for immaterial differences.

	Years ended December 31,
(S in thousands)	2023	2022	2021
Company and its Restricted Subsidiaries
Total revenues	973,461	245,383	173,405

Unrestricted Subsidiaries
Total revenues	113,441	73,844	43,925